Subsequent events (Details Narrative)		1 Months Ended			3 Months Ended
	Oct. 04, 2020 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 GBP (£)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 GBP (£)
Proceeds from share subscription						$ 114,888
Market value of securities, description	On October 4, 2020 the Company received a notice (the “Notice”) from the Staff of Nasdaq notifying the Company that for the last 30 consecutive business days prior to the date of the Notice, the market value of the Company’s listed securities was less than $35 million, which does not meet the requirement for continued listing on The Nasdaq Capital Market, as required by Listing Rule 5550(b)(2) (the “Market Value Rule”). In accordance with Nasdaq Listing Rule 5810(c)(3)(C), Nasdaq has provided the Company with 180 calendar days, or until May 3, 2021, to regain compliance with the Market Value Rule.
Market value of securities	$ 35,000,000
Moxian Technologies (Beijing) Co., Ltd. [Member] | Mr.Junsheng Tang [Member]
Outstanding loan		$ 321,096					£ 2,100,000
Moxian Technologies (Beijing) Co., Ltd. [Member] | Junsheng Tang [Member]
Repayment of debt		$ 323,000	£ 2,220,000
Moxian Technologies (Beijing) Co., Ltd. [Member] | Junsheng Tang [Member] | Joyful Corporation Limited [Member]
Due from related party				$ 339,444
Other creditors				375,750
Proceeds from share subscription				$ 114,574